Schedule of Notes Payable Related Party (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total notes payable, related party	$ 507,679	$ 145,524
Less: current maturities		145,524	$ 119,274
Notes payable, related party, long-term portion		700,000
Related Party [Member]
Short-Term Debt [Line Items]
Less: current maturities	1,061,500	99,500
Notes payable, related party, long-term portion		900,000
Related Party One [Member]
Short-Term Debt [Line Items]
Notes payable, related party, long-term portion		200,000	200,000
Unsecured Promissory Note One [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	35,000
Unsecured Promissory Note One [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	52,000
Unsecured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	300,000
Unsecured Promissory Note Two [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	4,000
Unsecured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	17,268	14,552
Unsecured Promissory Note Three [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	6,000
Unsecured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	59,204	49,894
Unsecured Promissory Note Four [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	50,000	50,000
Unsecured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	88,806	74,841
Unsecured Promissory Note Five [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	4,500	4,500
Unsecured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	4,934	4,158
Unsecured Promissory Note Six [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	100,000	100,000
Unsecured Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	2,467	2,079
Unsecured Promissory Note Seven [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	5,000	5,000
Unsecured Promissory Note Eight [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	10,000	10,000
Unsecured Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Total notes payable, related party			119,274
Unsecured Promissory Note Nine [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	10,000	10,000
Unsecured Promissory Note Ten [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	20,000	20,000
Unsecured Promissory Note Eleven [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	400,000	400,000
Unsecured Promissory Note Twelve [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	200,000	200,000
Unsecured Promissory Note Thirteen [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	200,000	200,000	200,000
Unsecured Promissory Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party	$ 1,061,500	999,500
Unsecured Promissory Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable, related party		$ 299,500	$ 200,000